Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments
Schedule for fair value hierarchy of financial liabilities
	Level 1	Level 2	Level 3
Financial liabilities
Acquisition payable	$-	$-	$388
Holdback payable	$-	$-	$84

Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities
As at December 31 (Expressed in U.S. Dollars)	2025	2024
Cash and cash equivalents	$2,797	$4,882
Accounts receivable	3,445	3,658
Other assets	79	68
Accounts payable and accrued liabilities	(7,001)	(4,662)
Income taxes payable	(66)	(66)
Current portion of lease obligation	(173)	(103)
Lease obligation	(195)	(100)
Acquisition payable	(283)	-
Holdback payable	(62)	-
	$(1,459)	$3,677